Property, furniture and equipment, net	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, furniture and equipment, net
8.	Property, furniture and equipment, net

(a)	The movement of property, furniture and equipment and depreciation for the years ended December 31, 2020, 2019 and 2018, is as follows:

						Right-of-use assets
Description	Land	Buildings, facilities and leasehold improvements	Furniture and equipment	Vehicles	In-transit equipment and work-in-progress	Land	Buildings and facilities	Furniture and equipment	Total 2020	Total 2019	Total 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	188,093	539,306	614,317	1,559	48,485	66,146	340,268	2,292	1,800,466	1,352,599	1,313,554
Effect for adoption of IFRS 16, Note 3.2	—	—	—	—	—	—	—	—	—	341,746	—
Additions	—	9,246	22,247	—	20,878	3,135	19,935	—	75,441	135,145	72,709
Transfers	—	17,434	22,032	—	(39,466)	—	—	—	—	—	—
Transfer (to) from investment property, Note 3.4(n)	(1,193)	(2,669)	(320)	—	—	—	—	—	(4,182)	—	2,251
Disposals, write-offs and others (d)	(1,683)	(15,303)	(16,567)	(295)	(1,710)	—	(54,402)	—	(89,960)	(29,024)	(35,915)

Balance as of December 31	185,217	548,014	641,709	1,264	28,187	69,281	305,801	2,292	1,781,765	1,800,466	1,352,599

Depreciation
Balance as of January 1	—	(299,393)	(475,359)	(1,031)	—	(2,235)	(71,028)	(477)	(849,523)	(730,074)	(700,915)
Depreciation of the year	—	(20,943)	(50,669)	(124)	—	(2,172)	(63,070)	(573)	(137,551)	(147,051)	(71,244)
Transfers	—	199	(199)	—	—	—	—	—	—	—	—
Transfer to (from) investment property, Note 3.4(n)	—	308	52	—	—	—	—	—	360	—	7,288
Disposals, write-offs and others (d)	—	14,865	15,834	293	—	—	18,384	—	49,376	27,602	34,797

Balance as of December 31	—	(304,964)	(510,341)	(862)	—	(4,407)	(115,714)	(1,050)	(937,338)	(849,523)	(730,074)

Net book value	185,217	243,050	131,368	402	28,187	64,874	190,087	1,242	844,427	950,943	622,525

(b)	Financial entities in Peru are prohibited from pledging their fixed assets.

(c)
Management periodically reviews the residual values, useful life and the depreciation method to ensure they are consistent with the economic benefits and life expectation of property, furniture and equipment. In Management’s opinion, there is no evidence of impairment in property, furniture and equipment as of December 31, 2020, 2019 and 2018.

(d)
During the years 2020 and 2019, correspond mainly to assets fully depreciated and written-off,
except for
righ-of-use
assets.
Right-of-use
write-offs are related to the early termination of lease agreements due to the closing of offices and lower number of ATMs (which were located inside facilities whose operations were interrupted by the
Covid-19
pandemic, see Note 1(b)). In that sense, the Group has derecognized the cost for right-of-use
and the cumulative depreciation of the assets related to early terminated agreements; in the same way, the Group has derecognized the future installments of said obligations, which were recorded as financial lease liabilities; see (e) below. The early termination of these agreements has not had impacts on the Group’s results.

(e)	The following table shows the book values of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilties”); see Note 10(a) and the movement of the year:

	2020	2019
	S/(000)	S/(000)
As of January 1, 2019 – effect of IFRS 16 adoption	341,836	341,746
Additions	19,935	66,960
Interest expenses, Note 19(a)	15,288	16,568
Disposals (*)	(37,766)	—
Exchange differences	5,070	—
Payments	(74,608)	(83,438)

As of December 31	269,755	341,836

(*) These disposals are related to the early termination of lease agreements; see (d) above.
As of December 31, 2020 and 2019, the amortization schedule of these abligations is as follows:

	2020	2019
	S/(000)	S/(000)
2020	—	60,812
2021	50,771	55,212
2022 onwards	218,984	225,812

Total	269,755	341,836

The following table shows the amounts recognized in the consolidated statement of income:

	2020	2019
	S/(000)	S/(000)
Depreciation expenses of right-of-use assets	65,815	73,740
Interest expenses of lease liabilities, Note 19(a)	15,288	16,568
Expenses related to short term and low value assets leases (included in administrative expenses, see Note 25 (c))	6,781	5,072

Total amount recognized in the consolidated statement of income	87,884	95,380

During the year 2020, the Group had cash outflows for leases for approximately S/89,162,000, out of which S/74,608,000 correspond to financial lease installments recorded according to IFRS 16 “Leases”, see letter (e) above, and S/14,554,000 correspond to financial lease installments recorded according to IAS 17 “Leases” (as of December 31, 2019, cash outflows for S/117,643,000, related to leases according to IFRS 16 for S/83,438,000 and financial leases according to IAS 17 for S/34,025,000).